Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories Net	Inventories, net consist of the following:
	December 31,
(dollars in thousands)	2022	2021
Finished goods	$6,607	$6,135
Allowance for obsolescence	(2,081)	(2,042)
Total inventories, net	$4,526	$4,093